Label	Element	Value
AAF First Priority CLO Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AAF First Priority CLO Bond ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
AAF First Priority CLO Bond ETF (AAA)
(the “Fund”)

October 26, 2020

Supplement to the Summary Prospectus
dated August 31, 2020

and

Prospectus and Statement of Additional Information (the “SAI”)
dated August 14, 2020

The “Principal Investment Strategies” section on pages 1–2 of the Summary Prospectus is supplemented to include the following: “The Fund will not invest in derivatives such as options, futures, swaps, or forwards for any purpose.”
The “LIBOR Discontinuance or Unavailability Risk” in the section entitled “Principal Investment Risks” on page 4 of the Summary Prospectus and the section entitled “Additional Information About the Fund—Principal Investment Risks” on pages 9–10 of the Prospectus is revised to delete references to “derivatives”.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	“The Fund will not invest in derivatives such as options, futures, swaps, or forwards for any purpose.”
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Supplement Closing [Text Block]	ck0001683471_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
AAF First Priority CLO Bond ETF | AAF First Priority CLO Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAA